GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%
Automobiles & Components — 3.7%
BorgWarner, Inc.	1,521	$53,691
Gentex Corp.	598	15,410
Harley-Davidson, Inc.(a)	7,346	174,614
Lear Corp.(a)	4,346	473,801
Magna International, Inc. (Canada)	5,037	224,298
Thor Industries, Inc.	3,201	341,002

		1,282,816

Capital Goods — 12.6%
A.O. Smith Corp.	837	39,439
AAON, Inc.	2,158	117,158
Acuity Brands, Inc.	353	33,796
AECOM(a)*	11,326	425,631
Aerojet Rocketdyne Holdings, Inc.*	181	7,175
AGCO Corp.	345	19,134
Allegion PLC (Ireland)	2,303	235,413
AMETEK, Inc.	374	33,424
Axon Enterprise, Inc.*	364	35,719
Barnes Group, Inc.	265	10,483
BWX Technologies, Inc.	450	25,488
Colfax Corp.(a)*	17,815	497,038
Curtiss-Wright Corp.	522	46,604
Donaldson Co., Inc.	964	44,845
Dover Corp.	854	82,462
Emerson Electric Co.	324	20,098
Franklin Electric Co., Inc.	314	16,491
HD Supply Holdings, Inc.*	152	5,267
Honeywell International, Inc.	577	83,428
Hubbell, Inc.	405	50,771
Huntington Ingalls Industries, Inc.	48	8,375
Lincoln Electric Holdings, Inc.	574	48,354
Lockheed Martin Corp.	419	152,901
Masco Corp.(a)	4,306	216,204
MasTec, Inc.(a)*	5,357	240,368
Mercury Systems, Inc.*	369	29,026
Owens Corning(a)	7,966	444,184
Quanta Services, Inc.(a)	5,286	207,370
RBC Bearings, Inc.*	33	4,423
Sensata Technologies Holding PLC (United Kingdom)*	435	16,195
Simpson Manufacturing Co., Inc.	1,328	112,030
Teledyne Technologies, Inc.*	233	72,451
Toro Co. (The)	199	13,202
Trane Technologies PLC (Ireland)	3,420	304,312
United Rentals, Inc.*	748	111,482

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Univar Solutions, Inc.*	7,575	$127,714
Valmont Industries, Inc.	391	44,425
Watts Water Technologies, Inc., Class A	836	67,716
WESCO International, Inc.*	1	35
Westinghouse Air Brake Technologies Corp.(a)	6,031	347,205

		4,397,836

Commercial & Professional Services — 3.7%
Clarivate PLC (Jersey)*	5,760	128,621
Copart, Inc.*	1,124	93,595
ManpowerGroup, Inc.(a)	6,514	447,838
MSA Safety, Inc.	1,059	121,192
Nielsen Holdings PLC (United Kingdom)	5,785	85,965
TransUnion	2,262	196,884
TriNet Group, Inc.*	1,499	91,349
Waste Connections, Inc. (Canada)	1,439	134,964

		1,300,408

Consumer Durables & Apparel — 0.4%
Levi Strauss & Co., Class A	2,001	26,813
Mattel, Inc.*	1,111	10,743
Meritage Homes Corp.*	50	3,806
Ralph Lauren Corp.	1,319	95,654
TopBuild Corp.*	136	15,473

		152,489

Consumer Services — 1.8%
Grand Canyon Education, Inc.*	339	30,690
Hyatt Hotels Corp., Class A(a)	6,806	342,274
MGM Resorts International	10,486	176,165
Strategic Education, Inc.	385	59,155
Wyndham Hotels & Resorts, Inc.	290	12,360

		620,644

Energy — 10.0%
Cameco Corp. (Canada)	24,004	246,041
Cenovus Energy, Inc. (Canada)	100	467
Cheniere Energy, Inc.*	560	27,059
Chevron Corp.(a)	5,524	492,907
Concho Resources, Inc.	6,009	309,464
ConocoPhillips	5,427	228,043
Devon Energy Corp.	93	1,055
Exxon Mobil Corp.	4,144	185,320
Halliburton Co.	12,604	163,600

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
HollyFrontier Corp.	3,393	$99,076
Kinder Morgan, Inc.	3,904	59,224
National Oilwell Varco, Inc.	2,733	33,479
Phillips 66(a)	9,913	712,745
Schlumberger Ltd. (Curacao)	25,055	460,761
TechnipFMC PLC (United Kingdom)	43,130	295,009
Williams Cos., Inc. (The)(a)	8,369	159,178

		3,473,428

Food & Staples Retailing — 2.2%
BJ’s Wholesale Club Holdings, Inc.*	883	32,909
Costco Wholesale Corp.(a)	951	288,353
Kroger Co. (The)	8,932	302,348
Walmart, Inc.(a)	1,190	142,538

		766,148

Food, Beverage & Tobacco — 2.9%
Archer-Daniels-Midland Co.	1,018	40,618
Brown-Forman Corp., Class B	637	40,551
Bunge Ltd. (Bermuda)	6,421	264,096
Darling Ingredients, Inc.*	1,433	35,280
Ingredion, Inc.	1,783	147,989
JM Smucker Co. (The)	434	45,922
McCormick & Co., Inc., non-voting shares	447	80,196
Monster Beverage Corp.*	642	44,503
Philip Morris International, Inc.(a)	2,753	192,875
Tootsie Roll Industries, Inc.	84	2,879
TreeHouse Foods, Inc.*	2,484	108,799

		1,003,708

Health Care Equipment & Services — 6.1%
Abbott Laboratories(a)	3,127	285,902
Cardinal Health, Inc.(a)	7,812	407,708
Cigna Corp.	1,426	267,589
DaVita, Inc.(a)*	5,875	464,948
Edwards Lifesciences Corp.*	373	25,778
Globus Medical, Inc., Class A*	294	14,027
Integer Holdings Corp.*	373	27,248
Livongo Health, Inc.*	445	33,460
Medtronic PLC (Ireland)	1,244	114,075
STERIS PLC (Ireland)	745	114,313
Stryker Corp.	3	541
Universal Health Services, Inc., Class B(a)	3,881	360,506

		2,116,095

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	835	$64,546
Energizer Holdings, Inc.(a)	4,715	223,915
Kimberly-Clark Corp.(a)	1,275	180,221

		468,682

Materials — 6.5%
Celanese Corp.	1,030	88,930
CF Industries Holdings, Inc.(a)	14,784	416,022
Chemours Co. (The)	78	1,197
Corteva, Inc.	5,544	148,524
Eastman Chemical Co.	1,029	71,660
Ecolab, Inc.	2,111	419,983
Franco-Nevada Corp. (Canada)	111	15,500
Huntsman Corp.	5,443	97,811
International Flavors & Fragrances, Inc.(a)	3,095	379,014
Louisiana-Pacific Corp.	6,710	172,112
NewMarket Corp.	341	136,564
Nutrien Ltd. (Canada)	248	7,961
Packaging Corp. of America	1,093	109,081
Pan American Silver Corp. (Canada)	1,324	40,236
Reliance Steel & Aluminum Co.	741	70,343
Scotts Miracle-Gro Co. (The)	203	27,297
Silgan Holdings, Inc.	1,309	42,399
SSR Mining, Inc. (Canada)*	1,387	29,585
Steel Dynamics, Inc.	477	12,445

		2,286,664

Media & Entertainment — 8.0%
Cargurus, Inc.*	486	12,320
Charter Communications, Inc., Class A(a)*	626	319,285
Fox Corp., Class A	10,465	280,671
Interpublic Group of Cos., Inc. (The)	10,794	185,225
News Corp., Class A(a)	31,309	371,325
Omnicom Group, Inc.(a)	12,240	668,304
Shaw Communications, Inc., Class B (Canada)	6	98
Sirius XM Holdings, Inc.	10,903	64,001
Snap, Inc., Class A(a)*	19,595	460,287
Take-Two Interactive Software, Inc.(a)*	1,259	175,719
TEGNA, Inc.	176	1,961
Zillow Group, Inc., Class C(a)*	4,293	247,320

		2,786,516

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 7.5%
Avantor, Inc.*	14,952	$254,184
Biogen, Inc.(a)*	1,326	354,771
Bio-Rad Laboratories, Inc., Class A*	696	314,237
Bruker Corp.	315	12,814
IQVIA Holdings, Inc.*	1,125	159,615
Jazz Pharmaceuticals PLC (Ireland)*	1,296	143,001
Johnson & Johnson(a)	2,718	382,232
Mylan NV (Netherlands)*	11,232	180,611
Natera, Inc.*	3,382	168,627
Novavax, Inc.*	1,785	148,780
PerkinElmer, Inc.	826	81,022
Pfizer, Inc.(a)	12,753	417,023

		2,616,917

Retailing — 6.0%
CarMax, Inc.*	821	73,521
Dollar General Corp.(a)	2,565	488,658
Dollar Tree, Inc.(a)*	4,480	415,206
LKQ Corp.*	13,817	362,005
Lowe’s Cos., Inc.(a)	4,548	614,526
Murphy USA, Inc.(a)*	1,254	141,188

		2,095,104

Semiconductors & Semiconductor Equipment — 9.8%
Amkor Technology, Inc.*	3,921	48,268
Cirrus Logic, Inc.(a)*	7,298	450,870
Enphase Energy, Inc.(a)*	12,669	602,664
First Solar, Inc.*	2,235	110,632
Inphi Corp.*	69	8,108
Intel Corp.(a)	10,130	606,078
KLA Corp.(a)	2,599	505,454
MKS Instruments, Inc.(a)	2,569	290,914
Monolithic Power Systems, Inc.(a)	1,152	273,024
Power Integrations, Inc.	972	114,822
Semtech Corp.*	3,707	193,580
Silicon Laboratories, Inc.(a)*	1,865	187,004
Synaptics, Inc.*	227	13,647

		3,405,065

Software & Services — 8.5%
Alliance Data Systems Corp.	1,018	45,932
Black Knight, Inc.*	210	15,238
Blackbaud, Inc.	65	3,710
Blackline, Inc.*	58	4,809
Euronet Worldwide, Inc.*	225	21,560
Gartner, Inc.*	1,359	164,887

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Global Payments, Inc.	857	$145,364
GoDaddy, Inc., Class A*	2,514	184,352
Jack Henry & Associates, Inc.	590	108,578
LiveRamp Holdings, Inc.*	1,530	64,979
NortonLifeLock, Inc.(a)	26,644	528,351
PTC, Inc.(a)*	4,229	328,974
Qualys, Inc.*	642	66,781
Science Applications International Corp.(a)	4,677	363,309
Square, Inc., Class A*	3,175	333,184
SS&C Technologies Holdings, Inc.	6,380	360,342
SVMK, Inc.*	111	2,613
Tyler Technologies, Inc.*	23	7,978
VeriSign, Inc.*	386	79,836
Workday, Inc., Class A*	652	122,159
Workiva, Inc.*	4	214

		2,953,150

Technology Hardware & Equipment — 5.7%
Arista Networks, Inc.*	795	166,974
Arrow Electronics, Inc.(a)*	6,163	423,336
Avnet, Inc.	1,554	43,333
EchoStar Corp., Class A*	2,323	64,951
FLIR Systems, Inc.	4,762	193,194
IPG Photonics Corp.*	3	481
Juniper Networks, Inc.	120	2,743
Lumentum Holdings, Inc.(a)*	8,208	668,377
Seagate Technology PLC (Ireland)	71	3,437
SYNNEX Corp.	222	26,589
Ubiquiti, Inc.	686	119,748
Xerox Holdings Corp.	16,957	259,273
Zebra Technologies Corp., Class A*	90	23,036

		1,995,472

Transportation — 1.9%
Kirby Corp.*	1,650	88,374
Norfolk Southern Corp.(a)	2,645	464,383
Werner Enterprises, Inc.	2,023	88,061
XPO Logistics, Inc.*	302	23,330

		664,148

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.3%
Exelon Corp.	2,863	$103,898
Spire, Inc.	2	131

		104,029

TOTAL COMMON STOCKS (Cost $32,847,513)		34,489,319

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		398,708

NET ASSETS - 100.0%		$34,888,027

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC Public Limited Company

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of June 30, 2020.

The Fund maintains a portfolio of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 2, 2020 and May 4, 2022, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (149.4)% of net assets.

The following table represents the individual short positions and related values of total return swaps as of June 30, 2020:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Fiat Chrysler Automobiles NV (Netherlands)	Morgan Stanley	(9,149)	$(87,605)	$(93,686)	$(6,092)
Fox Factory Holding Corp.	Morgan Stanley	(1,517)	(117,663)	(125,319)	(7,664)
LCI Industries	Morgan Stanley	(680)	(73,787)	(78,186)	(4,521)

		(11,346)	(279,055)	(297,191)	(18,277)

Capital Goods
EMCOR Group, Inc.	Morgan Stanley	(143)	(9,329)	(9,458)	(152)
Generac Holdings, Inc.	Morgan Stanley	(173)	(20,379)	(21,094)	(736)
Hexcel Corp.	Morgan Stanley	(176)	(8,065)	(7,959)	82
Ingersoll Rand, Inc.	Morgan Stanley	(25,424)	(730,810)	(714,923)	15,967
ITT, Inc.	Morgan Stanley	(1)	(58)	(59)	(25)
Jacobs Engineering Group, Inc.	Morgan Stanley	(38)	(3,237)	(3,222)	(9)
Lennox International, Inc.	Morgan Stanley	(1,110)	(248,964)	(258,619)	(10,387)
Navistar International Corp.	Morgan Stanley	(639)	(17,142)	(18,020)	(900)
SiteOne Landscape Supply, Inc.	Morgan Stanley	(641)	(63,099)	(73,055)	(9,972)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(10,556)	(291,763)	(252,711)	39,015
Stanley Black & Decker, Inc.	Morgan Stanley	(4,889)	(544,838)	(681,429)	(139,644)
Timken Co. (The)	Morgan Stanley	(198)	(8,998)	(9,007)	(32)
Trex Co., Inc.	Morgan Stanley	(133)	(17,000)	(17,299)	(321)
Woodward, Inc.	Morgan Stanley	(40)	(3,078)	(3,102)	(48)

		(44,161)	(1,966,760)	(2,069,957)	(107,162)

Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(3,745)	(30,597)	(29,885)	619
Cintas Corp.	Morgan Stanley	(902)	(245,202)	(240,257)	4,306
FTI Consulting, Inc.	Morgan Stanley	(88)	(9,681)	(10,080)	(422)
IHS Markit Ltd. (Bermuda)	Morgan Stanley	(805)	(58,134)	(60,778)	(6,350)

		(5,540)	(343,614)	(341,000)	(1,847)

Consumer Durables & Apparel
BRP, Inc., sub-voting shares (Canada)	Morgan Stanley	(658)	(25,340)	(28,018)	(2,698)
Brunswick Corp.	Morgan Stanley	(202)	(12,697)	(12,930)	(255)
Canada Goose Holdings, Inc. (Canada) .	Morgan Stanley	(233)	(5,619)	(5,399)	314
Columbia Sportswear Co.	Morgan Stanley	(3,218)	(229,726)	(259,306)	(29,572)
Garmin Ltd. (Switzerland)	Morgan Stanley	(1,712)	(163,826)	(166,920)	(3,424)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(2,156)	$(34,559)	$(33,396)	$1,169
Hasbro, Inc.	Morgan Stanley	(7,168)	(504,741)	(537,242)	(36,340)
Lululemon Athletica, Inc.	Morgan Stanley	(3,569)	(1,069,675)	(1,113,564)	(43,761)
NIKE, Inc., Class B	Morgan Stanley	(2,985)	(284,594)	(292,679)	(8,069)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(13,742)	(401,356)	(431,224)	(32,987)
Under Armour, Inc., Class C	Morgan Stanley	(20,359)	(168,505)	(179,974)	(11,469)

		(56,002)	(2,900,638)	(3,060,652)	(167,092)

Consumer Services
Aramark	Morgan Stanley	(1,742)	(49,001)	(39,317)	15,781
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(685)	(79,588)	(75,973)	3,688
Darden Restaurants, Inc.	Morgan Stanley	(2,359)	(175,698)	(178,741)	(3,044)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(44,579)	(808,883)	(732,433)	76,541
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(16,047)	(802,892)	(807,164)	(4,199)
ServiceMaster Global Holdings, Inc.	Morgan Stanley	(5,603)	(198,292)	(199,971)	(1,675)
Texas Roadhouse, Inc.	Morgan Stanley	(9,532)	(464,527)	(501,097)	(36,528)
Vail Resorts, Inc.	Morgan Stanley	(2,170)	(403,229)	(395,266)	7,997
Wynn Resorts Ltd.	Morgan Stanley	(1,860)	(160,191)	(138,551)	27,806

		(84,577)	(3,142,301)	(3,068,513)	86,367

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(39,121)	(747,212)	(672,099)	72,114
Diamondback Energy, Inc.	Morgan Stanley	(1,091)	(46,319)	(45,626)	676
EQT Corp.	Morgan Stanley	(58,309)	(770,918)	(693,877)	76,451
Hess Corp.	Morgan Stanley	(13,146)	(804,986)	(681,094)	106,629
Marathon Petroleum Corp.	Morgan Stanley	(3,819)	(139,586)	(142,754)	(15,291)
Occidental Petroleum Corp.	Morgan Stanley	(40,415)	(857,105)	(739,595)	100,921
Parsley Energy, Inc., Class A	Morgan Stanley	(50,799)	(485,617)	(542,533)	(58,744)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(7,089)	(173,393)	(177,225)	(6,977)
TC Energy Corp. (Canada)	Morgan Stanley	(15,392)	(687,551)	(659,701)	19,221
WPX Energy, Inc.	Morgan Stanley	(37,640)	(264,140)	(240,143)	23,765

		(266,821)	(4,976,827)	(4,594,647)	318,765

Food & Staples Retailing
Performance Food Group Co.	Morgan Stanley	(11,949)	(292,652)	(348,194)	(55,525)

Food, Beverage & Tobacco
Kraft Heinz Co. (The)	Morgan Stanley	(453)	(14,947)	(14,446)	1,959
Lamb Weston Holdings, Inc.	Morgan Stanley	(219)	(15,614)	(14,001)	4,924
Pilgrim’s Pride Corp.	Morgan Stanley	(10,794)	(212,089)	(182,311)	29,801
Sanderson Farms, Inc.	Morgan Stanley	(1,141)	(139,805)	(132,230)	7,570

		(12,607)	(382,455)	(342,988)	44,254

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(52)	(13,303)	(12,561)	3,321
Align Technology, Inc.	Morgan Stanley	(750)	(198,412)	(205,830)	(7,414)
Amedisys, Inc.	Morgan Stanley	(472)	(92,860)	(93,711)	(862)
Centene Corp.	Morgan Stanley	(15,566)	(994,215)	(989,219)	5,114

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Change Healthcare, Inc.	Morgan Stanley	(2,343)	$(26,710)	$(26,242)	$448
Cooper Cos., Inc. (The)	Morgan Stanley	(1,530)	(446,381)	(433,969)	12,452
Encompass Health Corp.	Morgan Stanley	(5,810)	(390,912)	(359,813)	28,539
HealthEquity, Inc.	Morgan Stanley	(5,727)	(336,877)	(336,003)	897
HMS Holdings Corp.	Morgan Stanley	(6,376)	(175,807)	(206,519)	(30,711)
IDEXX Laboratories, Inc.	Morgan Stanley	(109)	(35,239)	(35,987)	(768)
Inovalon Holdings, Inc., Class A	Morgan Stanley	(3,605)	(65,648)	(69,432)	(3,880)
LHC Group, Inc.	Morgan Stanley	(2,652)	(403,836)	(462,297)	(58,427)
LivaNova PLC (United Kingdom)	Morgan Stanley	(2,736)	(139,215)	(131,684)	7,527
Neogen Corp.	Morgan Stanley	(131)	(9,795)	(10,166)	(394)
Novocure Ltd. (Jersey)	Morgan Stanley	(1,656)	(104,452)	(98,201)	6,242
Penumbra, Inc.	Morgan Stanley	(1,790)	(309,228)	(320,088)	(10,840)
STAAR Surgical Co.	Morgan Stanley	(52)	(3,078)	(3,200)	(169)

		(51,357)	(3,745,968)	(3,794,922)	(48,925)

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(34,305)	(156,906)	(153,343)	1,106
WD-40 Co.	Morgan Stanley	(209)	(40,246)	(41,445)	(1,217)

		(34,514)	(197,152)	(194,788)	(111)

Materials
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(13,686)	(110,840)	(128,375)	(17,672)
Balchem Corp.	Morgan Stanley	(336)	(33,825)	(31,873)	2,489
Eagle Materials, Inc.	Morgan Stanley	(1,734)	(118,260)	(121,761)	(3,509)
Kinross Gold Corp. (Canada)	Morgan Stanley	(92,779)	(647,045)	(669,864)	(22,751)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(22,379)	(884,134)	(922,910)	(41,472)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(6,043)	(349,917)	(397,146)	(62,993)
Martin Marietta Materials, Inc.	Morgan Stanley	(748)	(155,898)	(154,514)	1,382
Methanex Corp. (Canada)	Morgan Stanley	(902)	(36,856)	(16,308)	19,846
Mosaic Co. (The)	Morgan Stanley	(14,350)	(163,141)	(179,519)	(18,106)
Sealed Air Corp.	Morgan Stanley	(138)	(4,472)	(4,533)	(85)
Vulcan Materials Co.	Morgan Stanley	(5,251)	(597,419)	(608,328)	(10,848)
Westlake Chemical Corp.	Morgan Stanley	(5,355)	(245,671)	(287,296)	(42,354)

		(163,701)	(3,347,478)	(3,522,427)	(196,073)

Media & Entertainment
ANGI Homeservices, Inc., Class A	Morgan Stanley	(2,486)	(27,992)	(30,205)	(9,204)
Live Nation Entertainment, Inc.	Morgan Stanley	(12,804)	(537,423)	(567,601)	(33,689)
Madison Square Garden Sports Corp.	Morgan Stanley	(1,488)	(250,667)	(218,572)	32,107
TripAdvisor, Inc.	Morgan Stanley	(7,241)	(161,253)	(137,651)	24,965
ViacomCBS, Inc., Class B	Morgan Stanley	(22,404)	(565,638)	(522,461)	17,359

		(46,423)	(1,542,973)	(1,476,490)	31,538

Pharmaceuticals, Biotechnology & Life Sciences
Alkermes PLC (Ireland)	Morgan Stanley	(5,804)	(96,015)	(112,627)	(16,622)
Amgen, Inc.	Morgan Stanley	(2,664)	(622,368)	(628,331)	(5,898)
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(993)	(31,901)	(32,431)	(550)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(12,366)	$(424,249)	$(534,088)	$(109,802)
Bridgebio Pharma, Inc.	Morgan Stanley	(2,821)	(88,091)	(91,993)	(3,914)
Denali Therapeutics, Inc.	Morgan Stanley	(82)	(2,028)	(1,983)	21
Eli Lilly & Co.	Morgan Stanley	(1,620)	(260,417)	(265,972)	(5,542)
Exelixis, Inc.	Morgan Stanley	(483)	(11,666)	(11,466)	252
FibroGen, Inc.	Morgan Stanley	(5,464)	(186,450)	(221,456)	(35,004)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	(1,479)	(80,691)	(82,203)	(1,524)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(8,114)	(457,114)	(478,401)	(21,246)
Iovance Biotherapeutics, Inc. Com	Morgan Stanley	(3,149)	(93,627)	(86,440)	7,176
Medpace Holdings, Inc.	Morgan Stanley	(1)	(89)	(93)	(28)
NeoGenomics, Inc.	Morgan Stanley	(4,399)	(122,872)	(136,281)	(13,415)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(10,237)	(559,735)	(565,799)	(10,760)
PTC Therapeutics, Inc.	Morgan Stanley	(5,326)	(256,440)	(270,241)	(13,789)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(1,181)	(202,544)	(184,260)	18,027
Syneos Health, Inc.	Morgan Stanley	(2,484)	(140,893)	(144,693)	(3,804)
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(98)	(6,807)	(7,666)	(906)

		(68,765)	(3,643,997)	(3,856,424)	(217,328)

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(1,806)	(253,582)	(257,265)	(4,740)
Best Buy Co., Inc.	Morgan Stanley	(1,337)	(113,376)	(116,680)	(3,312)
Burlington Stores, Inc.	Morgan Stanley	(3,209)	(670,933)	(631,948)	39,081
Dick’s Sporting Goods, Inc.	Morgan Stanley	(8,605)	(340,129)	(355,042)	(16,543)
Expedia Group, Inc.	Morgan Stanley	(11,676)	(946,904)	(959,767)	(12,752)
Five Below, Inc.	Morgan Stanley	(4,693)	(345,991)	(501,729)	(155,713)
Foot Locker, Inc.	Morgan Stanley	(9,597)	(284,284)	(279,849)	4,419
Gap, Inc. (The)	Morgan Stanley	(22,809)	(248,285)	(287,850)	(39,553)
Grubhub, Inc.	Morgan Stanley	(5,050)	(379,878)	(355,015)	11,888
Kohl’s Corp.	Morgan Stanley	(3,942)	(94,972)	(81,875)	19,998
Lithia Motors, Inc., Class A	Morgan Stanley	(109)	(15,982)	(16,495)	(535)
Nordstrom, Inc.	Morgan Stanley	(15,709)	(283,610)	(243,332)	40,294
RH	Morgan Stanley	(37)	(9,296)	(9,209)	63
Ross Stores, Inc.	Morgan Stanley	(6,728)	(654,510)	(573,495)	88,102
Target Corp.	Morgan Stanley	(6,114)	(733,386)	(733,252)	181
Tiffany & Co.	Morgan Stanley	(8,722)	(1,051,969)	(1,063,561)	(15,371)
TJX Cos., Inc. (The)	Morgan Stanley	(16,910)	(919,500)	(854,970)	69,161

		(127,053)	(7,346,587)	(7,321,334)	24,668

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	Morgan Stanley	(2,073)	(247,663)	(254,233)	(7,471)
Brooks Automation, Inc.	Morgan Stanley	(241)	(10,360)	(10,662)	(324)
Cree, Inc.	Morgan Stanley	(1,397)	(67,981)	(82,688)	(19,555)
Diodes, Inc.	Morgan Stanley	(401)	(19,702)	(20,331)	(651)
Entegris, Inc.	Morgan Stanley	(841)	(50,821)	(49,661)	(1,770)
ON Semiconductor Corp.	Morgan Stanley	(594)	(11,368)	(11,773)	(428)
QUALCOMM, Inc.	Morgan Stanley	(4,823)	(424,978)	(439,906)	(14,892)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Teradyne, Inc.	Morgan Stanley	(3,992)	$(314,697)	$(337,364)	$(22,669)

		(14,362)	(1,147,570)	(1,206,618)	(67,760)

Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(323)	(33,756)	(34,590)	(853)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(3,478)	(274,854)	(270,554)	2,982
DXC Technology Co.	Morgan Stanley	(10,256)	(160,286)	(169,224)	(8,940)
Fidelity National Information Services, Inc.	Morgan Stanley	(7,796)	(1,032,079)	(1,045,366)	(15,033)
Globant SA (Luxembourg)	Morgan Stanley	(387)	(40,633)	(57,992)	(29,179)
Intuit, Inc.	Morgan Stanley	(1,163)	(334,317)	(344,469)	(10,129)
Leidos Holdings, Inc.	Morgan Stanley	(671)	(69,801)	(62,853)	11,032
Manhattan Associates, Inc.	Morgan Stanley	(2,354)	(187,515)	(221,747)	(34,229)
Medallia, Inc.	Morgan Stanley	(5,311)	(142,003)	(134,050)	7,949
Nuance Communications, Inc.	Morgan Stanley	(2,181)	(54,914)	(55,190)	(293)
Nutanix, Inc., Class A	Morgan Stanley	(21,820)	(402,699)	(517,243)	(133,036)
Palo Alto Networks, Inc.	Morgan Stanley	(4,400)	(942,179)	(1,010,548)	(74,008)
Proofpoint, Inc.	Morgan Stanley	(1,475)	(161,338)	(163,902)	(2,565)
Slack Technologies, Inc., Class A	Morgan Stanley	(21,833)	(596,953)	(678,788)	(81,774)
Smartsheet, Inc., Class A	Morgan Stanley	(2,025)	(95,804)	(103,113)	(7,319)
Switch, Inc., Class A	Morgan Stanley	(6,758)	(98,010)	(120,428)	(23,543)

		(92,231)	(4,627,141)	(4,990,057)	(398,938)

Technology Hardware & Equipment
Acacia Communications, Inc.	Morgan Stanley	(220)	(15,001)	(14,782)	198
CDW Corp.	Morgan Stanley	(3,234)	(354,295)	(375,726)	(23,088)
Ciena Corp.	Morgan Stanley	(224)	(11,920)	(12,132)	(234)
Dolby Laboratories, Inc., Class A	Morgan Stanley	(430)	(28,277)	(28,324)	(67)
HP, Inc.	Morgan Stanley	(770)	(13,027)	(13,421)	(417)
ViaSat, Inc.	Morgan Stanley	(58)	(3,691)	(2,225)	2,181
Viavi Solutions, Inc.	Morgan Stanley	(2,411)	(31,181)	(30,716)	438

		(7,347)	(457,392)	(477,326)	(20,989)

Telecommunication Services
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(565)	(24,136)	(22,707)	1,466
United States Cellular Corp.	Morgan Stanley	(2,273)	(67,101)	(70,168)	(3,081)

		(2,838)	(91,237)	(92,875)	(1,615)

Transportation
Alaska Air Group, Inc.	Morgan Stanley	(11,606)	(371,946)	(420,833)	(50,373)
American Airlines Group, Inc.	Morgan Stanley	(69,510)	(1,041,243)	(908,496)	132,648
CH Robinson Worldwide, Inc.	Morgan Stanley	(1,437)	(113,790)	(113,609)	(1,839)
Delta Air Lines, Inc.	Morgan Stanley	(23,015)	(606,437)	(645,571)	(77,760)
JetBlue Airways Corp.	Morgan Stanley	(44,300)	(446,850)	(482,870)	(35,981)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(9,791)	(382,284)	(408,383)	(26,638)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
United Airlines Holdings, Inc.	Morgan Stanley	(31,553)	$(981,521)	$(1,092,049)	$(112,848)
United Parcel Service, Inc., Class B	Morgan Stanley	(8,326)	(886,650)	(925,685)	(38,933)

		(199,538)	(4,830,721)	(4,997,496)	(211,724)

Utilities
ALLETE, Inc.	Morgan Stanley	(3,940)	(236,042)	(215,163)	19,673
American Electric Power Co., Inc.	Morgan Stanley	(5,215)	(426,950)	(415,323)	11,664
American States Water Co.	Morgan Stanley	(235)	(19,005)	(18,478)	505
American Water Works Co., Inc.	Morgan Stanley	(5,811)	(708,186)	(747,643)	(39,381)
Atmos Energy Corp.	Morgan Stanley	(1,192)	(119,647)	(118,699)	617
Avangrid, Inc.	Morgan Stanley	(1,188)	(50,761)	(49,872)	424
Black Hills Corp.	Morgan Stanley	(734)	(41,803)	(41,588)	179
California Water Service Group	Morgan Stanley	(281)	(13,526)	(13,404)	41
DTE Energy Co.	Morgan Stanley	(7,920)	(862,644)	(851,400)	(3,186)
Edison International	Morgan Stanley	(12,547)	(798,229)	(681,428)	106,495
Entergy Corp.	Morgan Stanley	(472)	(46,967)	(44,278)	2,671
Essential Utilities, Inc.	Morgan Stanley	(7,072)	(299,713)	(298,721)	1,010
Eversource Energy	Morgan Stanley	(3,228)	(266,757)	(268,796)	(2,297)
Fortis, Inc. (Canada)	Morgan Stanley	(3,588)	(135,040)	(136,631)	(1,853)
New Jersey Resources Corp.	Morgan Stanley	(3,334)	(111,084)	(108,855)	1,286
Pinnacle West Capital Corp.	Morgan Stanley	(3,036)	(226,165)	(222,508)	3,557
Portland General Electric Co.	Morgan Stanley	(7,766)	(343,121)	(324,696)	15,717
PPL Corp.	Morgan Stanley	(16,437)	(534,714)	(424,732)	97,462
South Jersey Industries, Inc.	Morgan Stanley	(2,180)	(58,165)	(54,478)	2,869
Southwest Gas Holdings, Inc.	Morgan Stanley	(2,206)	(179,910)	(152,324)	24,805
Xcel Energy, Inc.	Morgan Stanley	(14,264)	(878,647)	(891,500)	(17,442)

		(102,646)	(6,357,076)	(6,080,517)	224,816

Total Reference Entity — Short			$(51,619,594)	$(52,134,416)	$(782,958)

*	Includes $(268,136) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized depreciation of $(782,958), which are considered Level 2 as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.